Acquisitions - FNS (Details) - USD ($) $ in Thousands		6 Months Ended
	Jan. 26, 2021	Jul. 03, 2021
Acquisitions
Cash consideration		$ 20,059
FNS [Member]
Acquisitions
Percentage of interests acquired	100.00%
Cash consideration	$ 20,059
Rollover equity	2,000
Maximum additional payment	20,000
Fair value of contingent consideration	$ 8,200